Commitments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Capital Leases
2018	$ 177,464
2019	85,393
2020	56,981
2021	1,773
Total	321,611
Less: amount representing interest	(36,619)
Net present value of future minimum lease payments	284,992
Current maturities	(154,839)	$ (184,399)
Long-term maturities	130,153
Operating Leases
2018	1,041,323
2019	1,054,374
2020	1,072,748
2021	482,058
2022 and thereafter	35,647
Total	3,686,150
Total
2018	1,218,787
2019	1,139,767
2020	1,129,729
2021	483,830
2022 and thereafter	35,647
Total	$ 4,007,760